Long-term bank loans - Principal payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Current portion of long term bank loans	$ 161,246	$ 156,701
Long term bank loans, net of current portion and unamortized loan issuance costs	940,167	$ 932,554
Long-Term Debt [Member]
Debt Instrument [Line Items]
June 30, 2023	161,246
June 30, 2024	304,291
June 30, 2025	190,601
June 30, 2026	197,445
June 30, 2027	193,191
June 30, 2028 and thereafter	64,230
Total Long-term bank loans	1,111,004
Unamortized loan issuance costs	(9,591)
Total Long-term bank loans, net	1,101,413
Current portion of long term bank loans	161,246
Long term bank loans, net of current portion and unamortized loan issuance costs	$ 940,167